Oct. 31, 2024
BNY Mellon Worldwide Growth Fund, Inc.
Fund Summary
Investment Objective
The fund seeks long-term capital growth consistent with the preservation of capital;
current income is a secondary goal.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 9 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Worldwide Growth Fund, Inc.	A		C	I	Y
Maximum sales charge (load) imposed on purchases(as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Worldwide Growth Fund, Inc.	A	C	I	Y
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees	none	0.75%	none	none
Shareholder services fees	0.25%	0.25%	none	none
Miscellaneous other expenses	0.12%	0.14%	0.16%	0.06%
Total other expenses	0.37%	0.39%	0.16%	0.06%
Total annual fund operating expenses	1.12%	1.89%	0.91%	0.81%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Worldwide Growth Fund, Inc. - USD ($)	A	C	I	Y
1 Year	$ 683	$ 292	$ 93	$ 83
3 Years	911	594	290	259
5 Years	1,156	1,021	504	450
10 Years	$ 1,860	$ 2,212	$ 1,120	$ 1,002

Expense Example, No Redemption - BNY Mellon Worldwide Growth Fund, Inc. - USD ($)	A	C	I	Y
1 Year	$ 683	$ 192	$ 93	$ 83
3 Years	911	594	290	259
5 Years	1,156	1,021	504	450
10 Years	$ 1,860	$ 2,212	$ 1,120	$ 1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 13.83% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the common stock of U.S. and foreign companies. The fund focuses on "blue chip" multinational companies with total market values of more than $5 billion. These are large, established, globally managed companies that manufacture and distribute their products and services throughout the world.

In choosing stocks, the fund's sub-adviser, Fayez Sarofim & Co., LLC, first identifies economic sectors that it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund's sub-adviser then seeks companies within these sectors that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth. As a supplement to its primarily qualitative approach to risk, the fund's sub-adviser utilizes attribution software and equity risk factor models to conduct scenario analysis to enhance its understanding and management of the risk profile of the fund's portfolio.

Under normal circumstances, at least 40% of the fund's assets will be invested in companies that have significant exposure to the economies of countries other than the United States. These are companies that are organized or domiciled in a foreign country or have at least 50% of their assets outside the U.S. or at least 50% of their revenues or profits are from goods produced or sold, investments made, or services performed outside the United States. These companies may be subject to the risks that are involved in investing in foreign securities. The fund also invests in U.S. dollar-denominated American Depositary Receipts (ADRs).

The fund employs a "buy-and-hold" investment strategy, which is an investment strategy characterized by a low portfolio turnover rate, which helps reduce the fund's trading costs and minimizes tax liability by limiting the distribution of capital gains.

The fund typically sells a stock when the fund's sub-adviser believes there is a significant adverse change in the company's business fundamentals that may lead to a sustained impairment in earnings power.

Principal Risks
Risk Table - BNY Mellon Worldwide Growth Fund, Inc.	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Risks of stock investing

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

· Foreign investment risk

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

· Blue chip risk

• Blue chip risk: By focusing on large capitalization, high quality stocks, the fund may underperform funds that invest in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

· ADR risk

• ADR risk: ADRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

· Management risk	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goals and cause your fund investment to lose value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Year-by-Year Total Returns as of 12/31 each year (%)

During the periods shown in the chart: Best Quarter 2020, Q2: 20.49 Worst Quarter 2020, Q1: (15.53)
Average Annual Total Returns (as of 12/31/24)

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Total Returns - BNY Mellon Worldwide Growth Fund, Inc.	Label	1 Year	5 Years	10 Years
A	returns before taxes	1.76%	9.53%	9.97%
A | After Taxes on Distributions	returns after taxes on distributions	(0.76%)	7.92%	7.95%
A | After Taxes on Distributions and Sales	returns after taxes on distributions and sale of fund shares	2.93%	7.42%	7.61%
C	returns before taxes	6.22%	10.00%	9.80%
I	returns before taxes	8.22%	11.10%	10.90%
Y	returns before taxes	8.34%	11.20%	10.99%
MSCI World Index reflects no deductions for fees, expenses or taxes	MSCI World Index	18.67%	11.17%	9.95%